Share-based payments - Schedule of Fair Value of Restricted Stock Units (Details) - Restricted stock units			12 Months Ended
	Dec. 01, 2025 shares	Jul. 01, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Schedule Of Restricted Stock Units, Shares [Roll Forward]
Beginning balance (in shares) | shares			1,666,667	0
Granted (in shares) | shares	1,500,000	2,600,000	1,500,000	2,605,405
Cancelled (in shares) | shares	(1,500,000)		(1,500,000)
Vested (in shares) | shares		(933,333)	0	(938,738)
Ending balance (in shares) | shares			1,666,667	1,666,667
Schedule Of Restricted Stock Units, Value [Roll Forward]
Beginning balance (in dollars per share) | $ / shares			$ 6.21	$ 0
Granted (in dollars per share) | $ / shares			3.68	6.74
Cancelled (in dollars per share) | $ / shares			6.21
Vested (in dollars per share) | $ / shares			0	7.67
Ending balance (in dollars per share) | $ / shares			$ 3.93	$ 6.21